Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	10,000,000	10,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	35,982,880	34,665,658	30,665,659
Common stock, outstanding	35,982,880	34,665,658	30,665,659